Loans Payable - Schedule of Future Minimum Principal Payments of Loans Payable (Details) (10-K)	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 795,064
2021	100,000
Total payment	$ 895,064